SCHEDULE OF MARKETABLE SECURITIES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
Corporate Fixed Income Securities [Member]
Guarantor Obligations [Line Items]
Weighted average yield	5.39%
Weighted average maturity	2 years 4 months 17 days
Government Securities [Member]
Guarantor Obligations [Line Items]
Weighted average yield	491.00%
Weighted average maturity	3 years 3 months